Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 ADSs	Dec. 31, 2012 ADSs	Dec. 31, 2013 Ordinary	Dec. 31, 2012 Ordinary	Mar. 31, 2013 Loan Agreement	Apr. 04, 2014 Subsequent Event	Apr. 04, 2014 Subsequent Event ADSs	Apr. 04, 2014 Subsequent Event Ordinary	Apr. 15, 2014 Subsequent Event Loan Agreement	Mar. 31, 2014 Subsequent Event Loan Agreement
Subsequent Event [Line Items]
Stock repurchase program, repurchase aggregate ADS			61,285	2,138,993					1,074,062
Stock repurchase program, repurchase aggregate ordinary shares					490,280	17,111,944				8,592,496
Stock repurchase program, repurchased in open market	$ 1.2	$ 30.0						$ 39.4
Line of credit facility, uncommitted loan facility							30.0
Line of credit facility, interest rate description							2% per annum over LIBOR or market rate
Line of credit facility, interest rate over LIBOR							2.00%
Line of credit facility, amount drawn											$ 10.0	$ 20.0